Debt Instruments Issued and Other Financial Liabilities - Schedule of Composition (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt instruments issued
Debt instruments issued	$ 6,408,356	$ 6,010,124	$ 5,950,038
Other financial liabilities
Other financial liabilities	12,966	12,400
Totals	6,421,322	6,022,524
Mortgage finance bonds [member]
Debt instruments issued
Debt instruments issued	40,933	53,463
Senior bond [member]
Debt instruments issued
Debt instruments issued	5,289,084	4,882,341
Subordinated Bonds [member]
Debt instruments issued
Debt instruments issued	1,078,339	1,074,320
Public Sector Liabilities [member]
Other financial liabilities
Other financial liabilities	10	10
Borrowings From Domestic Financial Institutions [member]
Other financial liabilities
Other financial liabilities	$ 12,956	$ 12,390